UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Real Assets Fund	September 30, 2017

T. Rowe Price Real Assets Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.9%		
CONSUMER DISCRETIONARY 0.6%		
Hotels, Resorts, & Cruise Lines 0.6%		
Hilton Worldwide Holdings	259,508	18,023
Total Consumer Discretionary		18,023
CONSUMER STAPLES 0.2%		
Packaged Foods & Meat 0.2%		
Cal-Maine Foods (2)	121,889	5,009
Total Consumer Staples		5,009
ENERGY 13.6%		
Integrated Oil & Gas 4.3%		
BP (GBP)	3,021,317	19,355
Chevron	75,500	8,871
ExxonMobil	333,800	27,365
Galp Energia (EUR)	558,030	9,896
Occidental Petroleum	374,272	24,032
Suncor Energy	210,600	7,377
Total (EUR)	749,472	40,242
Total, Rights, 10/16/17 (EUR) (2)	760,394	—
		137,138
Oil & Gas Equipment & Services 1.5%		
Baker Hughes	296,600	10,862
Dril-Quip (2)	51,300	2,265
Frank's International	227,000	1,752
Halliburton	110,700	5,096
Matrix Service (2)	175,816	2,672
Oceaneering International	135,600	3,562
SBM Offshore (EUR)	172,280	3,124

Schlumberger	91,301	6,369
Tenaris (EUR)	751,359	10,651
US Silica Holdings	102,200	3,175
		49,528
Oil & Gas Exploration & Production 5.3%		
Advantage Oil & Gas (CAD) (2)	605,049	3,792
ARC Resources (CAD)	542,500	7,474
Cairn Energy (GBP) (2)	1,492,504	3,834
Canadian Natural Resources	169,400	5,673
Centennial Resource Development Acquisition Date: 12/28/16- 6/8/17, Cost $278 (2)(3)	19,200	328
Centennial Resource Development, Class A (2)	428,762	7,705
Cimarex Energy	45,848	5,212
Comstock Resources (2)	149,775	911
Concho Resources (2)	173,500	22,853
Continental Resources (2)	177,700	6,861
Devon Energy	125,046	4,590
Diamondback Energy (2)	109,700	10,746
Encana	650,300	7,661
EOG Resources	256,800	24,843
Jagged Peak Energy (2)	291,800	3,986
Kelt Exploration (CAD) (2)	645,300	3,687
Kosmos Energy (2)	880,226	7,007
Lundin Petroleum (SEK) (2)	191,310	4,192
Matador Resources (2)	175,600	4,768
Noble Energy	181,700	5,153
Pioneer Natural Resources	63,300	9,339
RSP Permian (2)	218,600	7,561
Seven Generations Energy, Class A (CAD) (2)	503,364	7,964
Woodside Petroleum (AUD)	228,106	5,223
		171,363
Oil & Gas Refining & Marketing 1.5%		
Andeavor	185,767	19,162

Delek US Holdings	164,700	4,402
HollyFrontier	301,600	10,849
Marathon Petroleum	187,203	10,498
PBF Energy, Class A	169,600	4,683
		49,594
Oil & Gas Storage & Transportation 1.0%		
Enbridge	129,237	5,407
Koninklijke Vopak (EUR)	207,693	9,108
Plains GP Holdings, Class A (2)	184,900	4,044
TransCanada	206,000	10,183
Venture Global, Series C, Acquisition Date: 5/25/17, Cost $2,376 (2)(3)(4)	666	2,376
		31,118
Total Energy		438,741
Asset Management & Custody Banks 0.1%		
TPG Pace Energy Holdings, Equity Units (2)	225,000	2,302
Total Financials		2,302
INDUSTRIALS & BUSINESS SERVICES 2.3%		
Aerospace & Defense 0.1%		
Hexcel	83,572	4,799
		4,799
Agricultural & Farm Machinery 0.2%		
AGCO	75,100	5,540
		5,540
Construction & Engineering 0.2%		
Jacobs Engineering Group	56,700	3,304
Valmont Industries	19,900	3,146
		6,450

Electrical Components & Equipment 0.2%		
Legrand (EUR)	78,635	5,675
		5,675
Electrical Equipment 0.1%		
Siemens Gamesa Renewable Energy (EUR)	103,853	1,357
Vestas Wind Systems (DKK)	25,845	2,323
		3,680
Industrial Conglomerates 0.1%		
Carlisle Companies	41,300	4,142
		4,142
Industrial Machinery 1.1%		
Andritz (EUR)	72,256	4,176
Flowserve	153,100	6,520
Krones (EUR)	36,615	5,093
Mueller Water Products, Class A	201,300	2,577
Pentair	108,000	7,340
Sandvik (SEK)	643,366	11,111
		36,817
Research & Consulting Services 0.3%		
ALS Queensland (AUD)	1,361,635	8,377
		8,377
Total Industrials & Business Services		75,480
MATERIALS 35.6%		
Aluminum 0.6%		
Granges (SEK)	639,160	7,326
Kaiser Aluminum	123,000	12,686
		20,012
Commodity Chemicals 0.3%		
Orion Engineered Carbons	95,134	2,136

Valvoline	280,654	6,581
		8,717
Construction Materials 1.3%		
Martin Marietta Materials	24,800	5,114
Vulcan Materials	314,880	37,660
		42,774
Copper 2.6%		
Antofagasta (GBP)	1,806,446	23,010
Aurubis (EUR)	59,174	4,798
First Quantum Minerals (CAD)	2,082,700	23,385
Lundin Mining (CAD)	3,226,905	22,138
Southern Copper	261,400	10,393
		83,724
Diversified Chemicals 1.0%		
BASF (EUR)	89,196	9,502
DowDuPont	191,792	13,278
Eastman Chemical	63,100	5,710
Incitec Pivot (AUD)	1,424,493	4,036
		32,526
Diversified Metals & Mining 12.3%		
BHP Billiton Limited (AUD)	5,827,550	118,181
Boliden (SEK)	1,396,669	47,374
Compass Minerals	158,256	10,271
Dowa Holdings (JPY)	502,069	18,440
Grupo Mexico (MXN)	8,111,910	24,844
Hindustan Zinc (INR)	1,323,001	6,028
Independence Group (AUD)	3,826,955	10,442
Korea Zinc (KRW)	33,035	14,313
Materion	133,800	5,774
Rio Tinto (GBP)	2,718,927	126,564
South32 (AUD)	5,705,489	14,760
		396,991

Fertilizers & Agricultural Chemicals 0.7%		
Agrium	51,800	5,554
CF Industries	271,539	9,547
Yara International (NOK)	158,510	7,108
		22,209
Gold 8.5%		
Acacia Mining (GBP)	477,902	1,245
Agnico Eagle Mines	410,227	18,546
B2Gold (CAD) (2)	1,803,106	4,971
Centamin (GBP)	5,864,342	11,393
Centerra Gold (CAD) (2)	368,663	2,597
Detour Gold (CAD) (2)	215,224	2,374
Endeavour Mining (CAD) (2)	345,316	6,908
Evolution Mining (AUD)	9,889,414	17,118
Franco-Nevada (CAD)	628,383	48,679
Guyana Goldfields (CAD) (2)	226,394	758
Highland Gold Mining (GBP)	454,753	890
Kirkland Lake Gold (CAD)	562,271	7,246
Klondex Mines (CAD) (2)	763,459	2,784
New Gold (2)	3,187,417	11,825
Northern Star Resources (AUD)	2,208,966	8,546
OceanaGold (CAD) (2)	459,059	1,387
Osisko Gold Royalties (CAD)	1,904,496	24,574
Randgold Resources (GBP)	813,802	79,538
Regis Resources (AUD)	3,621,966	10,217
Roxgold (CAD) (2)	894,800	889
Royal Gold	40,555	3,489
Saracen Mineral Holdings (AUD) (2)	2,862,572	2,948
Semafo (CAD) (2)	1,025,426	2,712
Sibanye-Stillwater (ZAR)	2,669,053	2,999
TMAC Resources (CAD) (2)	259,948	2,113
		276,746

Industrial Gases 1.1%		
Air Products & Chemicals	158,965	24,039
Praxair	96,800	13,527
		37,566
Metal & Glass Containers 0.5%		
Ball	287,300	11,866
Vidrala (EUR)	54,637	4,805
		16,671
Paper Packaging 0.2%		
International Paper	21,500	1,221
Orora (AUD)	1,710,356	4,173
		5,394
Precious Metals & Minerals 1.5%		
Dundee Precious Metals (CAD) (2)	918,206	1,987
Fresnillo (GBP)	1,530,474	28,838
Lucara Diamond (CAD)	5,292,082	10,264
Petra Diamonds (GBP) (2)	7,776,069	8,753
		49,842
Silver 0.4%		
First Majestic Silver (CAD) (2)	196,970	1,345
Fortuna Silver Mines (CAD) (2)	293,367	1,284
Pan American Silver	457,438	7,799
Silvercorp Metals (CAD) (2)	462,523	1,253
		11,681
Specialty Chemicals 2.3%		
Akzo Nobel (EUR)	109,897	10,136
Corbion (EUR)	138,766	4,476
Croda International (GBP)	145,385	7,393
Koninklijke DSM (EUR)	78,840	6,454
PPG Industries	73,300	7,965
RPM	233,100	11,967

Sherwin-Williams	38,100	13,641
Symrise (EUR)	60,984	4,636
Umicore (EUR)	46,192	3,824
Victrex (GBP)	145,879	4,639
		75,131
Steel 2.3%		
Commercial Metals	451,100	8,584
Fortescue Metals Group (AUD)	740,969	3,001
Maruichi Steel Tube (JPY)	629,840	18,337
NMDC (INR)	2,481,368	4,488
Nucor	284,595	15,949
Reliance Steel & Aluminum	192,547	14,666
Voestalpine (EUR)	169,108	8,624
		73,649
Total Materials		1,153,633
REAL ESTATE 42.8%		
Diversified Real Estate Activities 2.0%		
Alexander & Baldwin	163,000	7,552
Hang Lung Properties (HKD)	2,543,000	6,055
Mitsubishi Estate (JPY)	869,100	15,104
Mitsui Fudosan (JPY)	762,800	16,540
Sun Hung Kai Properties (HKD)	1,257,000	20,477
		65,728
Diversified Real Estate Investment Trusts 1.1%		
Canadian, REIT (CAD)	152,200	5,627
Concentradora Fibra Danhos, REIT (MXN)	4,113,535	7,039
Gecina, REIT (EUR)	90,956	14,757
PS Business Parks, REIT	56,000	7,476
		34,899

Health Care Real Estate Investment Trusts 0.7%		
Healthcare Realty Trust, REIT	633,700	20,494
		20,494
Hotel & Resort Real Estate Investment Trusts 1.2%		
Host Hotels & Resorts, REIT	659,600	12,196
Pebblebrook Hotel Trust, REIT	254,200	9,187
Sunstone Hotel Investors, REIT	1,147,173	18,435
		39,818
Industrial Real Estate Investment Trusts 4.2%		
DCT Industrial Trust, REIT	441,400	25,566
EastGroup Properties, REIT	103,100	9,085
Mitsui Fudosan Logistics Park, REIT (JPY)	1,913	5,568
Nippon Prologis, REIT (JPY)	3,031	6,389
Prologis, REIT	1,217,382	77,255
Terreno Realty, REIT	340,179	12,308
		136,171
Office Real Estate Investment Trusts 8.7%		
Alexandria Real Estate, REIT	168,200	20,011
Boston Properties, REIT	280,600	34,480
Derwent London, REIT (GBP)	260,625	9,762
Douglas Emmett, REIT	1,049,400	41,367
Great Portland Estates, REIT (GBP)	1,586,555	13,002
Highwoods Properties, REIT	181,800	9,470
Hudson Pacific Properties, REIT	349,681	11,725
JBG SMITH Properties, REIT (2)	400,650	13,706
Kilroy Realty, REIT	366,900	26,094
Mori Hills, REIT (JPY)	7,161	8,586
Paramount, REIT	458,400	7,334
SL Green Realty, REIT	496,200	50,275
Vornado Realty Trust, REIT	471,900	36,280
		282,092

Real Estate Operating Companies 2.1%		
Hongkong Land Holdings	2,017,400	14,547
Hufvudstaden, A Shares (SEK)	426,706	7,289
Hysan Development (HKD)	2,335,000	11,016
Iguatemi Empresa de Shopping Centers (BRL)	471,000	5,815
Inmobiliaria Colonial, REIT (EUR)	1,027,538	10,205
PSP Swiss Property (CHF)	212,900	19,621
		68,493
Residential Real Estate Investment Trusts 8.9%		
American Campus Communities, REIT	546,600	24,132
AvalonBay Communities, REIT	410,800	73,295
Boardwalk Real Estate Investment Trust, REIT (CAD)	142,700	4,347
Camden Property Trust, REIT	336,100	30,736
Equity Residential, REIT	1,153,000	76,017
Essex Property Trust, REIT	211,502	53,728
Nippon Accommodations, REIT (JPY)	3,444	13,377
Unite, REIT (GBP)	1,430,716	13,187
		288,819
Retail Real Estate Investment Trusts 11.5%		
Acadia Realty Trust, REIT	719,100	20,581
CapitaLand Mall Trust, REIT (SGD)	7,890,300	11,645
Charter Hall Retail, REIT (AUD)	2,706,613	8,395
Federal Realty Investment Trust, REIT	225,200	27,972
GGP, REIT	2,380,086	49,434
Kimco Realty, REIT	818,400	16,000
Klepierre, REIT (EUR)	234,069	9,193
Macerich Company, REIT	583,700	32,086
Regency Centers, REIT	776,267	48,160
Scentre, REIT (AUD)	6,098,987	18,827
Shaftesbury, REIT (GBP)	1,135,824	15,471
Simon Property Group, REIT	304,100	48,963
Taubman Centers, REIT	109,300	5,432
Unibail-Rodamco, REIT (EUR)	60,688	14,768

Urban Edge Properties, REIT	1,082,750	26,116
Vicinity Centres, REIT (AUD)	5,821,149	12,158
Weingarten Realty Investors, REIT	223,900	7,106
		372,307
Specialized Real Estate Investment Trusts 2.4%		
Public Storage, REIT	228,800	48,961
Rayonier, REIT	300,700	8,687
Weyerhaeuser, REIT	592,780	20,172
		77,820
Total Real Estate		1,386,641
UTILITIES 1.5%		
Electric Utilities 0.6%		
Edison International	80,800	6,235
Eversource Energy	62,300	3,765
Red Electrica (EUR)	348,114	7,323
Westar Energy	48,979	2,429
		19,752
Gas Utilities 0.6%		
Atmos Energy	186,500	15,636
Italgas (EUR)	979,647	5,503
		21,139
Multi-Utilities 0.3%		
NiSource	353,100	9,036
		9,036
Total Utilities		49,927
Total Miscellaneous Common Stock 0.2% (5)		5,339
Total Common Stocks (Cost $2,494,878)		3,135,095

PREFERRED STOCKS 0.1%		
CONSUMER STAPLES 0.1%		
Household Products 0.1%		
Henkel (EUR) (1)	31,009	4,225
Total Consumer Staples		4,225
Total Preferred Stocks (Cost $4,375)		4,225
CONVERTIBLE PREFERRED STOCKS 0.4%		
UTILITIES 0.4%		
Electric Utilities 0.3%		
NextEra Energy, 6.12%, 8/2/19	135,188	7,393
		7,393
Multi-Utilities 0.1%		
DTE Energy, 6.50%, 10/1/19	72,700	3,941
		3,941
Total Utilities		11,334
Total Convertible Preferred Stocks (Cost $10,385)		11,334
CORPORATE BONDS 0.2%		
Agrium, 3.50%, 6/1/23	3,222,000	3,314
Felix Energy, VR, 7.81%, 8/9/22 Acquisition Date: 8/9/17, Cost $3,015 (3)(4)	3,045,000	3,014
Total Corporate Bonds (Cost $6,341)		6,328
SHORT-TERM INVESTMENTS 2.4%		
Money Market Funds 2.4%		
T. Rowe Price Treasury Reserve Fund, 1.06% (6)(7)	77,873,900	77,874

Total Short-Term Investments (Cost $77,874)	77,874
Total Investments in Securities	
100.0% of Net Assets (Cost $2,593,852)	**$ 3,234,856**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $5,718 and represents 0.2% of net assets.
(4) Level 3 in fair value hierarchy. See Note 2.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Company
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
SGD Singapore Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Real Assets Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017